Reverse Capitalization	3 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Reverse Capitalization

Note 2. Reverse Capitalization

On March 12, 2021, Aeva, Inc. and IPV consummated the merger contemplated by the BCA, with Aeva, Inc. surviving the merger as a wholly-owned subsidiary of IPV. As part of the consummation of the merger, IPV changed its name to Aeva Technologies, Inc.

Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 432,000,000 shares, of which 422,000,000 shares were designated common stock, $0.0001 par value per share, and of which 10,000,000 shares were designated preferred stock, $0.0001 par value per share.

Immediately prior to the closing of the Business Combination, each issued and outstanding share of Aeva, Inc.’s redeemable, convertible preferred stock, was converted into shares of common stock based on a one-to-one ratio (see Note 9). The Business Combination is accounted for with a retrospective application of the Business Combination that results in 78,120,214 shares of redeemable convertible preferred stock converting into the same number of shares of Aeva, Inc. common stock.

Upon the consummation of the Business Combination, each share of Aeva, Inc. common stock issued and outstanding was canceled and converted into the right to receive 9.07659 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).

Outstanding stock options, whether vested or unvested, to purchase shares of Aeva, Inc. common stock granted under the 2016 Plan (“Legacy Options”) (see Note 11) converted into stock options for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

Outstanding warrants to purchase shares of common stock remained outstanding after the closing of the Business Combination. The warrants became exercisable 30 days after the completion of the Business Combination, subject to other conditions, including with respect to the effectiveness of a registration statement covering the shares of common stock underlying such warrants, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

In connection with the Business Combination,

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certain IPV shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 30,874 shares of IPV common stock for gross redemption payments of $0.3 million; and

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a number of investors purchased from the Company an aggregate of 28,318,478 shares of common stock (the “PIPE Shares”), for a purchase price of $10.00 per share, $11.50 per share or $16.00 per share, as applicable for an aggregate purchase price of $320.0 million pursuant to separate subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Business Combination.

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $48.0 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded to additional paid-in capital as a reduction of proceeds. As of March 31, 2021, the Company had $0.5 million of accrued transaction costs, consisting primarily of legal and accounting fees, in accounts payable and accrued expenses on the consolidated balance sheet.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, IPV was treated as the “acquired” company for financial reporting purposes. See Note 1 “Description of Business and Summary of Significant Accounting Policies” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Aeva, Inc. issuing stock for the net assets of IPV, accompanied by a recapitalization. The net assets of IPV are stated at historical cost, with no goodwill or intangible assets recorded.

Prior to the Business Combination, Aeva, Inc., and IPV filed separate standalone federal, state and local income tax returns. As a result of the Business Combination Aeva, Inc. will file a consolidated income tax return. Although, for legal purposes, IPV acquired Aeva, Inc., and the transaction represents a reverse acquisition for federal income tax purposes. IPV will be the parent of the consolidated group with Aeva, Inc. as a subsidiary, but in the year of the closing of the Business Combination, Aeva, Inc. will file a full-year tax return with IPV joining in the return the day after the Closing Date.

Upon closing of the Business Combination, the Company received gross proceeds of $560.8 million from the Business Combination and PIPE financing, offset by offerings costs of $48.0 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the quarter ended March 31, 2021 (in thousands):

Cash – InterPrivate’s trust and cash (net of redemption)	$240,777
Cash – Private offering	320,000
Less: transaction costs and advisory fees paid	(47,983)

Net Business Combination and Private Offering	$512,794

The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Common stock, outstanding prior to Business Combination	24,150,000
Less: redemption of IPV shares	(30,874)

Common stock of IPV Corp	24,119,126
IPV founder shares	6,905,500
Shares issued in PIPE	28,318,478

Business Combination and PIPE shares	59,343,104
Legacy Aeva shares(1)	152,066,648

Total shares of common stock immediately after Business Combination	211,409,752
Aeva exercise of warrants	—

Total shares of common stock at March 12, 2021	211,409,752

(1)	The number of Legacy Aeva shares was determined as follows:

	Aeva shares	Aeva shares, effected for Exchange Ratio
Balance at December 31, 2019	8,031,018	72,894,258
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2019	8,606,780	78,120,214
Exercise of common stock options – 2020	38,675	351,037
Exercise of common stock options – 2021 (pre-Closing)	77,247	701,139

Total		152,066,648